SCHEDULE OF AUTHORIZED SHARE CAPITAL (Details) $ in Thousands, $ in Thousands		3 Months Ended		12 Months Ended
		Dec. 31, 2020 USD ($) shares	Jun. 30, 2020 shares	Dec. 31, 2021 USD ($) shares		Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020 USD ($) shares		Dec. 31, 2020 CAD ($) shares		Dec. 31, 2019 USD ($) shares
Opening balance				32,339,000		32,339,000	22,491,000		22,491,000		19,841,000
Opening balance, value | $				$ 136,199			$ 114,840				$ 106,786
Shares issued on exercise of stock options				15,000		15,000	261,000		261,000		10,000
Shares issued on exercise of stock options, value | $				$ 54			$ 602				$ 38
Shares issued on exercise of RSUs and DSUs				281,000		281,000	382,000		382,000		40,000
Shares issued on exercise of RSUs and DSUs, value | $				$ 970			$ 1,627				$ 245
Shares issued on exercise of warrants							2,000		2,000		370,000
Shares issued on exercise of warrants, value | $							$ 8				$ 699
Shares issued from bought deal	[1]										2,185,000
Shares issued from bought deal, value | $	[1]										$ 6,903
Value of shares issued in asset acquisition	[2]			232,000		232,000	66,000		66,000		45,000
Value of shares issued in asset acquisition, value | $	[2]			$ 305			$ 246				$ 169
Ending balance		32,339,000		33,763,000		33,763,000	32,339,000		32,339,000		22,491,000
Ending balance, value | $		$ 136,199		$ 138,961			$ 136,199				$ 114,840
Shares issued on acquisition of Otis Gold Corp	[3]						8,131,000		8,131,000
Shares issued on acquisition of Otis Gold Corp, value | $	[3]						$ 16,370
Shares issued as part of Credit Facility	[4]						107,000		107,000
Shares issued as part of Credit Facility, value | $	[4]						$ 180
Shares issued to settle payables, shares		670,974	670,974				671,000	[5]	671,000	[5]
Shares issued to settle payables | $	[5]						$ 1,738
Shares issued to settle interest on convertible debentures	[6]			896,000		896,000	228,000		228,000
Shares issued to settle interest on convertible debentures, value				$ 1,433	[6]	$ 1,791	$ 588	[6]	$ 754

[1]	On August 27, 2019 the Company completed a public equity financing (the “2019 Bought Deal”) of 2,185,000 units (“2019 Public Units”) at a price of C$5.30 per Public Unit for gross proceeds of C$11,581 (the “2019 Offering”). Each 2019 Public Unit comprised one common share and one half-warrant (“$7.00 Warrant”) with each whole warrant entitling the holder to acquire a common share at a price of C$7.00 for a period of two years ending August 27, 2021. The Company issued 1,092,500 $7.00 warrants. Broker and underwriting fees of C$800 were paid in respect of the 2019 Bought Deal.
[2]	On September 24, 2019, the Company announced the Globex Agreement. The first issuance of 45,367 common shares (valued at C$225 or $169) and the first cash payment (C$100) were made on the effective date of the option agreement and recorded as an addition to mineral rights. In accordance with the Globex Agreement, the Company issued 65,657 common shares (valued at C$325 or $246) on September 21, 2020 and 232,240 common shares (valued at C$385 or $305) on September 22, 2021 (Note 11).
[3]	On April 22, 2020, the Company completed the acquisition of Otis. Otis shareholders received 0.046 of a common share for each Otis common share held (the “Exchange Ratio”), resulting in the issuance of 8,130,630 common shares valued at the market price of C$2.85 per common share.
[4]	On March 16, 2020, the Company closed a $6,000 bridge-loan credit facility (the “Credit Facility”) with Sprott Private Resource Lending II (Collector), LP (“Sprott Lending”). The Credit Facility bore interest of 10% per annum, compounded and payable monthly, and was due and payable in full on or before September 14, 2020. In consideration for the Credit Facility, Excellon issued 107,291 common shares to Sprott Lending. The Company repaid the Credit Facility on August 4, 2020 on the closing of the Financing (Note 15).
[5]	During the second and third quarters of 2020, the Company issued 670,974 common shares in settlement of certain Otis transaction costs and Mexican trade payables totaling C$2,098, as approved by the TSX. An amount of $196 (C$261) was recorded in other expenses to reflect the difference between the market value of the common shares issued and the carrying amount of the payables settled.
[6]	The Company elected to pay the December 31, 2020, June 30, 2021 and December 31, 2021 interest payments on the Debentures (Note 15) in common shares valued at C$754 ($588), C$888 ($727) and C$903 ($706) respectively.